Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-42447
Entity Registrant Name	OPTIMUMBANK HOLDINGS, INC.
Entity Central Index Key	0001288855
Entity Tax Identification Number	55-0865043
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2929 East Commercial Boulevard
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	(954)
Local Phone Number	776-2332
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OPHC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false